Total Capital and Net Income Per Common Unit - Issuances of Common Units (Footnotes) (Details) - $ / shares			12 Months Ended
	Oct. 23, 2017	Oct. 05, 2016	Dec. 31, 2018
Series A Preferred Units
Capital Unit [Line Items]
Dividend rate, percentage		9.00%
Redemption price (USD per unit)		$ 25.00
Series B Preferred Units
Capital Unit [Line Items]
Dividend rate, percentage	8.50%
Redemption price (USD per unit)	$ 25.00
Liquidation preference (USD per unit)	$ 25.00
Series B Preferred Units | LIBOR
Capital Unit [Line Items]
Basis spread on variable rate (as a percent)	6.241%
Teekay Corporation
Capital Unit [Line Items]
General partner interest percentage			2.00%